CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)
Accounts Receivable, Net
Trade receivables	$ 180.6		₽ 8,191.0		₽ 10,398.0
Allowance for doubtful accounts	(11.3)		(450.0)		(652.0)
Total accounts receivable, net	169.3		7,741.0		₽ 9,746.0
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	7.8	₽ 450.0	295.0	₽ 132.0
Charges to expenses	4.2	243.0	211.0	182.0
Utilization	(0.7)	(41.0)	(56.0)	(19.0)
Balance at the end of the period	$ 11.3	₽ 652.0	₽ 450.0	₽ 295.0